Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2020
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2020	2019	2018
	£’000	£’000	£’000
Sponsorship	182,709	173,010	172,982
Retail, merchandising, apparel & products licensing revenue	96,335	102,083	102,853
Commercial	279,044	275,093	275,835
Domestic competitions	115,415	148,018	155,123
European competitions	16,836	83,138	38,276
Other	7,952	10,054	10,738
Broadcasting	140,203	241,210	204,137
Matchday	89,794	110,819	109,786
	509,041	627,122	589,758

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2020	2019	2018
	£’000	£’000	£’000
Customer A	118,069	150,959	155,932
Customer B	77,852	78,813	79,015
Customer C	52,269	<10%	<10%
Customer D	<10%	83,138	<10%

Schedule of assets and liabilities related to contracts with customers

Current contract
assets — accrued
revenue
£’000
At 1 July 2018	38,018
Recognized in revenue during the year	39,532
Cash received/amounts invoiced during the year	(38,018)
At 30 June 2019	39,532
Recognized in revenue during the year	44,383
Cash received/amounts invoiced during the year	(37,949)
At 30 June 2020	45,966

	Current contract	Non-current contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2018	(180,512)	(37,085)	(217,597)
Recognized in revenue during the year	180,512	—	180,512
Cash received/amounts invoiced during the year	(180,494)	(5,921)	(186,415)
Reclassified to current during the year	(9,652)	9,652	—
At 30 June 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the year	183,186	—	183,186
Cash received/amounts invoiced during the year	(150,019)	—	(150,019)
Reclassified to current during the year	(14,595)	14,595	—
At 30 June 2020	(171,574)	(18,759)	(190,333)